Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total fair value consists of the following:
Current asset portion	$ 8.4	$ 11.3
Current liability portion	(1.3)	(0.5)
Non-current asset portion	0.0	1.0
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	11.8	6.2
Oil	3.3	0.0
Natural gas	(8.5)	6.1
Electricity	0.5	(0.5)
Total fair value, end of year	$ 7.1	$ 11.8